Warrants and Options Disclosure: Schedule of Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Stock Options, Valuation Assumptions

	2015	2014	2013
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	94.42% to 188.60%	76.71% to 86.26%	63.64% to 72.80%
Risk free interest rate	1.43% to 1.74%	1.49% to 1.78%	0.77% to 1.66%
Expected term, in years	6.0	6.0	5.5 to 6.0